Change of control (Details Narrative)	Dec. 28, 2021	Jun. 30, 2021	Jun. 23, 2021
Pampa energia s a one member
IfrsStatementLineItems [Line Items]
Proportion of ownership interest	100.00%
Pampa energia s a member
IfrsStatementLineItems [Line Items]
Proportion of ownership interest	51.00%	51.00%	51.00%